UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                            INVESTMENT COMPANY


Investment Company Act File number 811-5011

Name of Fund: CMA Massachusetts Municipal Money Fund
              CMA Multi-State Municipal Series Trust

Fund Address: P.O. Box 9011
              Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, CMA Massachusetts Municipal Money Fund of CMA Multi-State Municipal Series Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 03/31/2006

Date of reporting period: 10/01/05 - 12/31/05

Item 1 - Schedule of Investments


CMA Massachusetts Municipal Money Fund

Schedule of Investments as of December 31, 2005                                                                    (in Thousands)
                             Face
                           Amount    Municipal Bonds                                                                    Value
Massachusetts - 97.2%

                        $   3,300    ABN AMRO Munitops Certificates Trust, Massachusetts State School Building
                                     Authority Revenue Bonds, VRDN, Series 2005-34, 3.54% due 8/15/2013 (a)(e)        $     3,300

                           11,912    Amesbury, Massachusetts, GO, BAN, 4.50% due 8/09/2006                                 11,998

                            1,435    Amherst-Pelham, Massachusetts, Regional School District, GO, BAN, 4% due
                                     9/15/2006                                                                              1,445

                              325    Boston, Massachusetts, Industrial Financing Authority, IDR (Acme Bookbinding Co.),
                                     AMT, VRDN, 3.57% due 9/01/2006 (a)                                                       325

                            5,000    Boston, Massachusetts, Water and Sewer Commission Revenue Bonds, FLOATS, VRDN,
                                     Series SG-75, 3.53% due 11/01/2019 (a)                                                 5,000

                            3,581    Clipper Tax-Exempt Trust, VRDN, COP, Series 1998-8, 3.54% due 7/20/2007 (a)            3,581

                            6,015    Eagle Tax-Exempt Trust, Massachusetts State Special Obligation and Dedicated
                                     Tax Revenue Bonds, VRDN, Series 2004-0025, Class A, 3.55% due 1/01/2029 (a)(d)         6,015

                            5,630    Eagle Tax-Exempt Trust, Massachusetts, Water Revenue Bonds, VRDN, Series 2103,
                                     3.55% due 12/01/2015 (a)                                                               5,630

                            2,985    Harvard, Massachusetts, GO, BAN, 4.25% due 7/27/2006                                   3,005

                            3,397    Lawrence, Massachusetts, GO, BAN, 4.50% due 12/22/2006                                 3,431

                            3,000    Massachusetts Bay Transportation Authority, Revenue Refunding Bonds, FLOATS,
                                     VRDN, Series 431, 3.55% due 3/01/2019 (a)                                              3,000

                            2,750    Massachusetts State Development Finance Agency, Assisted Living Facility Revenue
                                     Bonds (Whalers Cove Project), VRDN, Series A, 3.56% due 9/01/2034 (a)                  2,750

                            6,450    Massachusetts State Development Finance Agency, CP, 3.05% due 2/09/2006                6,450

                            7,600    Massachusetts State Development Finance Agency, CP, 3.22% due 2/14/2006                7,600

                            2,000    Massachusetts State Development Finance Agency, IDR (Cell Signaling Technology),
                                     VRDN, AMT, 3.57% due 12/01/2010 (a)                                                    2,000

                            2,665    Massachusetts State Development Finance Agency, IDR (Cleveland Motion Controls),
                                     VRDN, AMT, 3.66% due 6/01/2021 (a)                                                     2,665

                            3,120    Massachusetts State Development Finance Agency, IDR (Concord Foods Issue), VRDN,
                                     AMT, 3.57% due 4/01/2021 (a)                                                           3,120

                            2,000    Massachusetts State Development Finance Agency, IDR (Seafood Services Inc. Project),
                                     VRDN, AMT, Series A, 3.60% due 12/01/2023 (a)                                          2,000


Portfolio Abbreviations


To simplify the listings of CMA Massachusetts Municipal Money Fund's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.


AMT       Alternative Minimum Tax (subject to)
BAN       Bond Anticipation Notes
COP       Certificates of Participation
CP        Commercial Paper
FLOATS    Floating Rate Securities
GO        General Obligation Bonds
HFA       Housing Finance Agency
IDR       Industrial Development Revenue Bonds
M/F       Multi-Family
MERLOTS   Municipal Exempt Receipts Liquidity Optional Tenders
PUTTERS   Puttable Tax-Exempt Receipts
ROCS      Reset Option Certificates
TOCS      Tender Option Certificates
TRAN      Tax Revenue Anticipation Notes
VRDN      Variable Rate Demand Notes


CMA Massachusetts Municipal Money Fund


Schedule of Investments as of December 31, 2005 (concluded)                                                        (in Thousands)
                             Face
                           Amount    Municipal Bonds                                                                    Value
Massachusetts           $   3,770    Massachusetts State Development Finance Agency, IDR (V&S Taunton Galvanizing),
(concluded)                          VRDN, AMT, 3.66% due 12/01/2023 (a)                                              $     3,770

                            1,255    Massachusetts State Development Finance Agency, IDR (Ward Hill Central
                                     Products Inc.), VRDN, AMT, 3.66% due 8/01/2016 (a)                                     1,255

                            5,155    Massachusetts State Development Finance Agency, M/F Housing Revenue Bonds
                                     (Midway Studios Project), VRDN, AMT, Series A, 3.59% due 3/01/2034 (a)                 5,155

                            6,000    Massachusetts State Development Finance Agency Revenue Bonds (Berkshire
                                     School Project), VRDN, 3.52% due 9/01/2031 (a)                                         6,000

                            5,000    Massachusetts State Development Finance Agency Revenue Bonds (Boston College
                                     HS Issue), VRDN, 3.53% due 8/01/2033 (a)                                               5,000

                            3,510    Massachusetts State Development Finance Agency Revenue Bonds (Brooksby Village
                                     Inc. Project), VRDN, 3.55% due 7/01/2032 (a)                                           3,510

                            1,900    Massachusetts State Development Finance Agency Revenue Bonds (Fiba Technologies),
                                     VRDN, AMT, 3.59% due 5/01/2023 (a)                                                     1,900

                            4,835    Massachusetts State Development Finance Agency Revenue Bonds (Lesley University),
                                     VRDN, 3.55% due 7/01/2033 (a)                                                          4,835

                            4,410    Massachusetts State Development Finance Agency Revenue Bonds (New Bedford Waste
                                     Services), VRDN, AMT, 3.60% due 6/01/2021 (a)                                          4,410

                            1,785    Massachusetts State Development Finance Agency Revenue Bonds (New Jewish High
                                     School Project), VRDN, 3.51% due 6/01/2032 (a)                                         1,785

                            3,150    Massachusetts State Development Finance Agency Revenue Bonds (Saint Peter-Marian
                                     Issue), VRDN, 3.55% due 10/01/2032 (a)                                                 3,150

                            3,020    Massachusetts State Development Finance Agency Revenue Bonds (Ursuline Academy
                                     Dedham), VRDN, 3.51% due 5/01/2032 (a)                                                 3,020

                            1,000    Massachusetts State Development Finance Agency Revenue Bonds (Walnut Hill School
                                     District), VRDN, 3.51% due 7/01/2032 (a)                                               1,000

                            5,635    Massachusetts State Development Finance Agency Revenue Bonds (Worcester YMCA
                                     Issue), VRDN, 3.53% due 1/01/2031 (a)                                                  5,635

                            2,945    Massachusetts State Development Finance Agency Revenue Bonds (Xinetics Issue),
                                     VRDN, AMT, 3.57% due 6/01/2021 (a)                                                     2,945

                            1,000    Massachusetts State Development Finance Agency, Revenue Refunding Bonds
                                     (Assumption College), VRDN, 3.50% due 3/01/2032 (a)                                    1,000

                            6,750    Massachusetts State Development Finance Agency, Revenue Refunding Bonds
                                     (Assumption College Project), VRDN, Series A, 3.50% due 3/01/2032 (a)                  6,750

                            2,200    Massachusetts State Development Finance Agency, Revenue Refunding Bonds (Brandon
                                     Residential Treatment Center), VRDN, 3.51% due 4/01/2028 (a)                           2,200

                            4,000    Massachusetts State Development Finance Agency, Revenue Refunding Bonds
                                     (Marine Biological Lab), VRDN, 3.50% due 2/01/2030 (a)                                 4,000

                            3,600    Massachusetts State Development Finance Agency, Senior Living Facilities Revenue
                                     Bonds (New England Deaconess Association), VRDN, 3.52% due 6/01/2034 (a)               3,600

                            3,500    Massachusetts State Development Finance Agency, Solid Waste Disposal Revenue Bonds
                                     (Newark Group Project), VRDN, AMT, Series A, 3.57% due 7/01/2031 (a)                   3,500

                           12,000    Massachusetts State Development Finance Agency, Solid Waste Disposal Revenue
                                     Refunding Bonds (Newark Group Project), VRDN, AMT, Series A, 3.56% due
                                     7/01/2028 (a)                                                                         12,000

                            3,255    Massachusetts State, FLOATS, VRDN, Series SG-126, 3.53% due 8/01/2018 (a)              3,255

                           30,900    Massachusetts State, GO (Central Artery), VRDN, Series A, 3.50% due 12/01/2030 (a)    30,900

                            1,442    Massachusetts State, GO, Refunding, FLOATS, VRDN, Series 716D, 3.55% due
                                     8/01/2018 (a)(b)                                                                       1,442

                            7,000    Massachusetts State, GO, Refunding, FLOATS, VRDN, Series 1015, 3.55% due
                                     8/01/2021 (a)(c)                                                                       7,000

                            6,440    Massachusetts State, GO, Refunding, PUTTERS, VRDN, Series 340, 3.53% due
                                     1/01/2017 (a)(b)                                                                       6,440

                            4,995    Massachusetts State, GO, Refunding, ROCS, VRDN, Series II-R-180, 3.55% due
                                     11/01/2015 (a)(d)                                                                      4,995

                            3,485    Massachusetts State, GO, Refunding, ROCS, VRDN, Series II-R-467, 3.55% due
                                     3/01/2024 (a)(e)                                                                       3,485

                            2,790    Massachusetts State, GO, VRDN, Series O, 3.54% due 11/01/2014 (a)                      2,790

                            2,300    Massachusetts State, HFA, Housing Revenue Bonds, ROCS, VRDN, AMT, Series II-R-421,
                                     3.58% due 7/01/2022 (a)(e)                                                             2,300

                            4,200    Massachusetts State Health and Educational Facilities Authority Revenue Bonds
                                     (Partners Healthcare System), VRDN, Series D-6, 3.70% due 7/01/2017 (a)                4,200

                            6,100    Massachusetts State Health and Educational Facilities Authority Revenue Bonds
                                     (Sherrill House Inc.), VRDN, Series A-1, 3.54% due 1/01/2032 (a)                       6,100

                            6,950    Massachusetts State Industrial Finance Agency (New England Power Co.), CP,
                                     2.95% due 2/21/2006                                                                    6,950

                            1,950    Massachusetts State Industrial Finance Agency, Industrial Revenue Bonds (AFC
                                     Cable Systems Inc. Issue), VRDN, AMT, 3.57% due 7/01/2016 (a)                          1,950

                            1,500    Massachusetts State Industrial Finance Agency, Industrial Revenue Bonds (BBB
                                     Esquire LLC), VRDN, AMT, 3.57% due 12/01/2016 (a)                                      1,500

                            4,000    Massachusetts State Industrial Finance Agency, Industrial Revenue Bonds (Bodwell
                                     Project), VRDN, AMT,3.60% due 7/01/2017 (a)                                            4,000

                            3,400    Massachusetts State Industrial Finance Agency, Industrial Revenue Bonds
                                     (Constitution Project), VRDN, AMT, 3.57% due 6/01/2018 (a)                             3,400

                              955    Massachusetts State Industrial Finance Agency, Industrial Revenue Bonds (Garlock
                                     Printing Corp.), VRDN, AMT, 3.57% due 12/01/2017 (a)                                     955

                            2,310    Massachusetts State Industrial Finance Agency, Industrial Revenue Bonds (Gem
                                     Group Inc. Issue), VRDN, AMT, 3.57% due 7/01/2016 (a)                                  2,310

                            1,400    Massachusetts State Industrial Finance Agency, Industrial Revenue Bonds (Hazen
                                     Paper Company), VRDN, AMT, 3.57% due 3/01/2008 (a)                                     1,400

                            1,095    Massachusetts State Industrial Finance Agency, Industrial Revenue Bonds (Insco
                                     Corporation Issue), VRDN, AMT, 3.57% due 9/01/2008 (a)                                 1,095

                            1,060    Massachusetts State Industrial Finance Agency, Industrial Revenue Bonds (Lavigne),
                                     VRDN, AMT, 3.57% due 8/01/2008 (a)                                                     1,060

                            1,500    Massachusetts State Industrial Finance Agency, Industrial Revenue Bonds (Mercer
                                     Paper Tube Corp.), VRDN, AMT, 3.60% due 11/01/2011 (a)                                 1,500

                            2,500    Massachusetts State Industrial Finance Agency, Industrial Revenue Bonds (OCT Co.
                                     Inc. Project), VRDN, AMT, 3.57% due 12/01/2017 (a)                                     2,500

                            1,800    Massachusetts State Industrial Finance Agency, Industrial Revenue Bonds (Tamasi
                                     Family Issue), VRDN, AMT, 3.60% due 5/01/2013 (a)                                      1,800

                            1,950    Massachusetts State Industrial Finance Agency, Industrial Revenue Bonds (Telcom
                                     USA Inc. Issue), VRDN, AMT, 3.57% due 8/01/2016 (a)                                    1,950

                            1,890    Massachusetts State Industrial Finance Agency, Industrial Revenue Refunding Bonds
                                     (New England Biolabs), VRDN, AMT, 3.60% due 3/01/2016 (a)                              1,890

                            1,525    Massachusetts State Industrial Finance Agency Revenue Bonds (Heritage at Dartmouth),
                                     VRDN, AMT, 3.57% due 12/01/2028 (a)                                                    1,525

                            1,203    Massachusetts State Industrial Finance Agency Revenue Bonds (Lower Mills
                                     Association II L.P.), VRDN, 3.57% due 12/01/2020 (a)                                   1,203

                            5,000    Massachusetts State Industrial Finance Agency, Revenue Refunding Bonds (Lightolier
                                     Inc. Project), VRDN, 3.55% due 7/29/2010 (a)                                           5,000

                            2,600    Massachusetts State Industrial Finance Agency, Revenue Refunding Bonds (Mount Ida
                                     College Issue), VRDN, 3.55% due 12/01/2027 (a)                                         2,600

                            1,260    Massachusetts State Industrial Finance Agency, Solid Waste Disposal Revenue Bonds
                                     (E.L. Harvey & Sons Inc.), VRDN, AMT, 3.57% due 1/01/2011 (a)                          1,260

                            1,635    Massachusetts State Industrial Finance Agency, Solid Waste Disposal Revenue Bonds
                                     (E.L. Harvey & Sons Inc.), VRDN, AMT, 3.57% due 6/01/2013 (a)                          1,635

                            4,500    Massachusetts State Port Authority, CP, 3.14% due 2/06/2006                            4,500

                            2,320    Massachusetts State School Building Authority, Dedicated Sales Tax Revenue Bonds,
                                     TOCS, VRDN, Series L, 3.54% due 8/15/2013 (a)(e)                                       2,320

                            4,965    Massachusetts State Special Obligation and Dedicated Tax Revenue Bonds, MERLOTS,
                                     VRDN, Series B19, 3.53% due 1/01/2028 (a)(d)                                           4,965

                            9,000    Massachusetts State Turnpike Authority, Metropolitan Highway System Revenue Bonds,
                                     FLOATS, VRDN, Series SG-124, 3.53% due 1/01/2029 (a)(c)                                9,000

                            9,600    Massachusetts State Turnpike Authority, Metropolitan Highway System Revenue
                                     Refunding Bonds, FLOATS, VRDN, Series 334, 3.55% due 1/01/2037 (a)(b)                  9,600

                            4,411    Massachusetts State Water Resources Authority, Revenue Refunding Bonds, FLOATS,
                                     VRDN, Series 742D, 3.55% due 8/01/2019 (a)(e)                                          4,411

                            1,930    Millis, Massachusetts, BAN, 4% due 10/04/2006                                          1,945

                              340    Municipal Security Trust Certificates Revenue Bonds, AMT, Series 2001-155, VRDN,
                                     Class A, 3.57% due 4/28/2016 (a)(c)                                                      340

                            5,053    North Adams, Massachusetts, GO, BAN, 3.50% due 2/24/2006                               5,060

                            8,000    Pembroke, Massachusetts, GO, Refunding, BAN, 4% due 8/03/2006                          8,052

                            8,655    University of Massachusetts Building Authority, Project Revenue Refunding Bonds,
                                     ROCS, VRDN, Series II R-4522, 3.55% due 11/01/2020 (a)(c)                              8,655

                            3,475    University of Massachusetts Building Authority, Project Revenue Refunding Bonds,
                                     ROCS, VRDN, Series II R-6016, 3.55% due 11/01/2015 (a)(c)                              3,475


Puerto Rico - 3.3%

                            3,100    Puerto Rico Commonwealth, TRAN, Refunding, 4.50% due 7/28/2006                         3,122

                            3,000    Puerto Rico Government Development Bank, CP, 3.45% due 1/03/2006                       3,000

                            1,798    Puerto Rico Government Development Bank, CP, 3.50% due 1/04/2006                       1,798

                            3,682    Puerto Rico Government Development Bank, CP, 3.55% due 1/05/2006                       3,682

                                     Total Investments (Cost - $354,050*) - 100.5%                                        354,050
                                     Liabilities in Excess of Other Assets - (0.5%)                                       (1,691)
                                                                                                                     ------------
                                     Net Assets - 100.0%                                                             $    352,359
                                                                                                                     ============

(a) Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based upon prevailing market rates.

(b) MBIA Insured.

(c) AMBAC Insured.

(d) FGIC Insured.

(e) FSA Insured.

  * Cost for federal income tax purposes.


Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
         (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


CMA Massachusetts Municipal Money Fund of CMA Multi-State Municipal Series
Trust


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       CMA Massachusetts Municipal Money Fund of CMA Multi-State Municipal Series Trust


Date:  February 21, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       CMA Massachusetts Municipal Money Fund of CMA Multi-State Municipal Series Trust


Date:  February 21, 2006


By:    /s/ Donald C. Burke
       -----------------------
       Donald C. Burke
       Chief Financial Officer
       CMA Massachusetts Municipal Money Fund of CMA Multi-State Municipal Series Trust


Date:  February 21, 2006